Employee benefits - Fair value of plan assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Net interest on the net defined liability	€ (20)	€ (16)	€ (21)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	414	409	395
Net interest on the net defined liability	8	7	7
Actuarial losses/(gains) arising from experience	26	2	20
Employer contributions	16	16	18
Benefits paid	(19)	(17)	(22)
Others	13	(3)	(9)
Total-closing balance	458	414	€ 409
Annuity-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	414
Net interest on the net defined liability	8
Actuarial losses/(gains) arising from experience	26
Employer contributions	16
Benefits paid	(19)
Others	13
Total-closing balance	458	414
Capital-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	0
Net interest on the net defined liability	0
Actuarial losses/(gains) arising from experience	0
Total-closing balance	€ 0	€ 0